Note 5 - Property and Equipment (Detail) - Leased Property under Capital Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Leased property under capital leases	$ 9,585	$ 8,523
Less: accumulated amortization	(2,905)	(2,539)
Leased property under capital leases, net	$ 6,680	$ 5,984